Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
The rental expenses and IT related expenses	¥ 66,931	¥ 77,024	¥ 106,165
Capital leases, future minimum payments due	0
Loss contingency accrual	¥ 0